UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    aAd Capital Management, L.P.
Address: 420 Stevens Avenue, Suite 210
         Solana Beach, CA  92075

13F File Number:  28-12436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel P. Wimsatt, CFA
Title:     Chief Investment Officer
Phone:     858.427.1437

Signature, Place, and Date of Signing:

  /s/  Daniel P. Wimsatt     Solana Beach, CA     February 11, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $32,945 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADIGICS INC                  COM              032515108     3587   850000 SH       SOLE                   850000        0        0
APOLLO GROUP INC               CL A             037604105     2423    40000 SH       SOLE                    40000        0        0
ART TECHNOLOGY GROUP INC       COM              04289L107     4059   900000 SH       SOLE                   900000        0        0
CALLAWAY GOLF CO               COM              131193104     1885   250000 SH       SOLE                   250000        0        0
COINSTAR INC                   COM              19259P300     1111    40000 SH       SOLE                    40000        0        0
EINSTEIN NOAH REST GROUP INC   COM              28257U104     1229   125000 SH       SOLE                   125000        0        0
FBR CAPITAL MARKETS CORP       COM              30247C301     1236   200000 SH       SOLE                   200000        0        0
FINISAR CORP                   COM NEW          31787A507     2676   300000 SH       SOLE                   300000        0        0
GAIAM INC                      CL A             36268Q103      769   100000 SH       SOLE                   100000        0        0
HOT TOPIC INC                  COM              441339108      635   100000 SH       SOLE                   100000        0        0
HYPERCOM CORP                  COM              44913M105     3804  1200000 SH       SOLE                  1200000        0        0
LIVE NATION INC                COM              538034109     3191   375000 SH       SOLE                   375000        0        0
MEMC ELECTR MATLS INC          COM              552715104     1771   130000 SH       SOLE                   130000        0        0
NASDAQ OMX GROUP INC           COM              631103108     3369   170000 SH       SOLE                   170000        0        0
TRIQUINT SEMICONDUCTOR INC     COM              89674K103     1200   200000 SH       SOLE                   200000        0        0